MARKET RELATED EXPOSURE, Undiscounted Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contractual, undiscounted repayment schedule of financial liabilities [Abstract]
Debt	€ 402.4	€ 581.8	€ 628.5
Accounts payable, trade	1,259.4	1,199.3	1,132.3
Derivative financial instruments	11.5	56.0	37.3
Redeemable financial liability	201.0	337.1	485.9
Due to TechnipFMC - Trade payable	73.5	20.3	74.8
Due to TechnipFMC - Loans	3.7	4.6	23.6
Total financial liabilities	1,951.5	2,199.1	2,382.4
2019 / 2020 / 2021 [Member]
Contractual, undiscounted repayment schedule of financial liabilities [Abstract]
Debt	402.4	581.8	628.5
Accounts payable, trade	1,259.4	1,199.3	1,132.3
Derivative financial instruments	8.2	42.2	23.3
Redeemable financial liability	115.7	123.5	156.5
Due to TechnipFMC - Trade payable	73.5	20.3	74.8
Due to TechnipFMC - Loans	3.7	4.6	23.6
Total financial liabilities	1,862.9	1,971.7	2,039.0
2020 / 2021 / 2022 [Member]
Contractual, undiscounted repayment schedule of financial liabilities [Abstract]
Debt	0.0	0.0	0.0
Accounts payable, trade	0.0	0.0	0.0
Derivative financial instruments	3.0	8.7	10.4
Redeemable financial liability	43.8	106.7	87.3
Due to TechnipFMC - Trade payable		0.0	0.0
Due to TechnipFMC - Loans		0.0	0.0
Total financial liabilities	46.8	115.4	97.7
2021 / 2022 / 2023 [Member]
Contractual, undiscounted repayment schedule of financial liabilities [Abstract]
Debt	0.0	0.0	0.0
Accounts payable, trade	0.0	0.0	0.0
Derivative financial instruments	0.4	4.5	2.0
Redeemable financial liability	25.0	57.9	124.3
Due to TechnipFMC - Trade payable		0.0	0.0
Due to TechnipFMC - Loans		0.0	0.0
Total financial liabilities	25.4	62.4	126.3
2022 / 2023 / 2024 [Member]
Contractual, undiscounted repayment schedule of financial liabilities [Abstract]
Debt	0.0	0.0	0.0
Accounts payable, trade	0.0	0.0	0.0
Derivative financial instruments		0.6	1.4
Redeemable financial liability	16.5	35.6	61.1
Due to TechnipFMC - Trade payable		0.0	0.0
Due to TechnipFMC - Loans		0.0	0.0
Total financial liabilities	16.5	36.2	62.5
2023 / 2024 / 2025 [Member]
Contractual, undiscounted repayment schedule of financial liabilities [Abstract]
Debt	0.0	0.0	0.0
Accounts payable, trade	0.0	0.0	0.0
Derivative financial instruments		0.0	0.2
Redeemable financial liability		13.4	34.9
Due to TechnipFMC - Trade payable		0.0	0.0
Due to TechnipFMC - Loans		0.0	0.0
Total financial liabilities	0.0	13.4	35.1
2024 / 2025 / 2026 and beyond [Member]
Contractual, undiscounted repayment schedule of financial liabilities [Abstract]
Debt	0.0	0.0	0.0
Accounts payable, trade	0.0	0.0	0.0
Derivative financial instruments			0.0
Redeemable financial liability		0.0	21.8
Due to TechnipFMC - Trade payable		0.0	0.0
Due to TechnipFMC - Loans		0.0	0.0
Total financial liabilities	€ 0.0	€ 0.0	€ 21.8